Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation
7. Share-Based Compensation
In 2019, the Board of Directors approved the adoption of the 2019 Shares Incentive Plan (the “Plan”). As of June 30, 2025, 488,816,765 ordinary shares had been authorized for issuance under the Plan, of which 122,047,431 ordinary shares have been issued. The Plan provides for the grant of incentive and non-qualified
share options, restricted share units, and restricted share awards to employees, officers, directors, consultants and advisors of the Company. As of June 30, 2025, there were 208,193,482 shares available for grant under the Plan.
Summary of share options
The Company granted share options where vesting was subject to service and performance-based criteria. The service condition is typically a four-year service vesting period, and the exercise of the share options is contingent upon consummation of certain transactions of the Company such as a change in control, corporate transaction, or Initial Public Offering. A Corporate Transaction includes specific events in which the Company undergoes a merger or reverse merger, the sale of substantially all assets, a liquidation or dissolution, or an acquisition, resulting in either a change of control or the loss of majority voting power by its shareholders. The Company also granted certain share options with vesting that is determined based on the achievement of certain corporate and individual milestones. The recognition of expense for these share options is further dependent upon the achievement of certain milestones. In addition, the Plan allows for the acceleration of vesting of certain awards to the extent approved by the administrator of the Plan. The Company’s share option activity for the six months ended June 30, 2025 is summarized as follows:

	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2024	159,003,977	$0.02	6.46	$13,288
Granted	150,000	0.01
Exercised		(578,125)	0.05
Cancelled/forfeited		—	—

Outstanding as of June, 2025	158,575,852	$0.02	6.42	$13,288

Exercisable as of June 30, 2025	—	—	—	$—
Vested and expected to vest as of June 30, 2025	158,575,852	$0.02	6.42	$13,288

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the estimated fair value of the ordinary shares for options that had exercise prices lower than the fair value of the Company’s ordinary shares at the end of the period.
The weighted average grant-date fair value of share options granted during the six months ended June 30, 2025 was $0.09 per share.
Share-based compensation expense for share options
There was no share-based compensation expense during the three months ended June 30, 2025 and 2024. Share-based compensation expense for the six months ended June 30, 2025 and 2024 was recorded as follows (in thousands):

	Six months ended June 30,
	2025	2024
Research and development	$57	$0
General and administrative	—	—

Total	$57	$0

In the six months ended June 30, 2025, the Plan Administrator approved the vesting and exercisability of certain stock options under the Plan resulting in the recognition of $0.1 million of share-based compensation included in research and development expense within the condensed consolidated statement of operations and comprehensive loss. As of June 30, 2025 and 2024, the remaining outstanding options contained performance conditions related to the exercisability and vesting of the share options granted, which were not probable of achievement based on the relevant facts and circumstances. Therefore, the Company recorded no share-based compensation expense for the remaining outstanding awards granted under the Plan. As of June 30, 2025, unrecognized share-based compensation expense for share option awards that are not exercisable until a change in control, IPO or Corporate Transaction was $15.4 million.
For the six months ended June 30, 2024, the Company recorded $14.0 million in research and development expense related to the issuance of ordinary shares on the condensed consolidated statement of operations and comprehensive loss, respectively. See Note 9, “Collaborative Arrangements and Licensing Agreements” for detail on the issuance of ordinary shares related to the Hutchmed Agreement.

Summary of restricted share units (“RSU”)
The following table summarizes RSU activity for the six months ended June 30, 2025:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Unvested, beginning of period	—	$—
Granted	10,300,000	0.10
Vested	—	—
Forfeited	—	—

Unvested, end of period	10,300,000	$0.10
On April 8, 2025, the Board of Directors granted restricted share units to employees. Prior to April 8, 2025, the Company had not granted any RSUs to employees. The RSUs contain service-based and performance-based vesting conditions. The performance-based vesting condition is the successful closing of the Merger. The service-based requirement shall be satisfied subject to the employee remaining in continuous service through the closing of the Merger. The holders of RSUs are not entitled to dividends or dividend equivalents. The fair value of the RSUs granted is based on the estimated fair value of the underlying shares at the date of grant.
As of June 30, 2025, unrecognized share-based compensation expense for RSUs that do not vest until the completion of the contemplated Merger and continuous service through the Merger was $1.0 million.

10. Share-Based Compensation
In 2019, the Board of Directors approved the adoption of the 2019 Shares Incentive Plan (the “Plan”). As of December 31, 2024, 367,347,459 ordinary shares were authorized for issuance under the Plan. The Plan provides for the grant of incentive and non-qualified
share options, restricted share units, and restricted share awards to employees, officers, directors, consultants and advisors of the Company. As of December 31, 2024, there were 205,187,482 shares reserved and available for future issuance under the Plan.

Share option valuation
The fair value of each award granted is estimated on the date of grant using the Black-Scholes model. In determining the fair value of share options granted, the following weighted average assumptions were used for the years ended December 31, 2024 and 2023:

	2024	2023
Expected dividend yield	0.00%	0.00%
Expected volatility	99.92%	94.11%
Risk-free interest rate	3.95%	3.86%
Expected term (in years)	6.02	5.54
Summary of share options
The Company granted share options where vesting was subject to service and performance-based criteria. The service condition is typically a four-year service vesting period, and the exercise of the share options is contingent upon consummation of certain transactions of the Company such as a change in control, corporate transaction, or Initial Public Offering. A Corporate Transaction includes specific events in which the Company undergoes a merger or reverse merger, the sale of substantially all assets, a liquidation or dissolution, or an acquisition, resulting in either a change of control or the loss of majority voting power by its shareholders. The Company also granted certain share options with vesting that is determined based on the achievement of certain corporate and individual milestones. The recognition of expense for these share options is further dependent upon the achievement of certain milestones. In addition, the Plan allows for the acceleration of vesting of certain awards to the extent approved by the administrator of the Plan. The Company’s share option activity for the year ended December 31, 2024 is summarized as follows:

	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2023	153,789,602	$0.02	7.18	$14,276
Granted	27,486,250	0.01
Exercised	—	—

	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value (in thousands)
Cancelled/forfeited	(22,271,875)	0.03

Outstanding as of December 31, 2024	159,003,977	$0.02	6.46	$13,288

Exercisable as of December 31, 2024	—	$—	—	$—
Vested and expected to vest as of December 31, 2024	159,003,977	$0.02	6.46	$13,288
The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the estimated fair value of the ordinary shares for options that had exercise prices lower than the fair value of the Company’s ordinary shares at the end of the period.
The weighted average grant-date fair value of share options granted during the years ended December 31, 2024 and 2023 was $0.10 and $0.08 per share, respectively.

Share-based compensation expense
As of December 31, 2024 and 2023, the Company determined that the performance conditions related to the exercisability and vesting of the share options granted were not probable of achievement based on the relevant facts and circumstances. Therefore, during the years ended December 31, 2024 and 2023, the Company recorded no share-based compensation expense for awards granted under the Plan. As of December 31, 2024, unrecognized share-based compensation expense for awards that are not exercisable until a change in control, IPO or Corporate Transaction was $15.4 million.
For the year ended December 31, 2024, the Company recorded $14.0 million in research and development expense related to the issuance of ordinary shares on the consolidated statements of operations and comprehensive loss. See Note 12, “Collaborative Arrangements and Licensing Agreements” for detail on the issuance of ordinary shares related to the Hutchmed Agreement.

IKENA ONCOLOGY INC
Share-Based Compensation
6. Stock-Based Compensation
The Company has outstanding awards under its 2016 Stock Incentive Plan, as amended (the “2016 Plan”), but is no longer granting awards under this plan. The Company’s 2021 Stock Incentive Plan (the “2021 Plan” and, together with the 2016 Plan, the “Plans”) allows the Company to make equity-based and cash-based incentive awards to officers, employees, directors and consultants. The number of shares initially reserved under the 2021 Plan was 259,959 shares of the Company’s common stock. Additionally, shares of the Company’s common stock subject to outstanding awards under the 2016 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right will be added back to the shares of common stock available for issuance under the 2021 Plan. The 2021 Plan contains an “evergreen” provision, which allows for an annual increase in the number of shares of common stock available for issuance under the 2021 Plan on the first day of each fiscal year during the period beginning in fiscal year 2022. The annual increase in the number of shares shall be equal to 4% of the number of shares of common stock outstanding on the immediately preceding December 31, or such lesser number of shares as determined by the Administrator as provided in the 2021 Plan. There was no increase to the shares available for issuance under the 2021 Plan on January 1, 2025. As of June 30, 2025, 508,248 shares of common stock remain available for future issuance under the 2021 Plan.
The vesting periods for equity awards, which generally are four years, are determined by the Company’s board of directors. The contractual term for stock option awards is ten years.

The Company recorded stock-based compensation expense in the following expense categories of its condensed consolidated statements of operations and comprehensive loss (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Research and development	$45	$400	$192	$1,177
General and administrative	413	879	994	1,840
Restructuring and other charges	—	—	176	263

Total	$458	$1,279	$1,362	$3,280

As of June 30, 2025, the total unrecognized stock-based compensation balance for outstanding awards was $1.8 million, which is expected to be recognized over a weighted average period of 1.8 years.
The following table summarizes stock option activity for the six months ended June 30, 2025:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding as of December 31, 2024	639,837	$60.24	6.25	$426
Granted	—	—
Exercised	—	—
Cancelled or forfeited	(112,100)	92.92

Outstanding as of June 30, 2025	527,737	$53.28	6.69	$22

Vested or expected to vest as of June 30, 2025	527,737	$53.28	6.69	$22

Options exercisable as of June 30, 2025	376,228	$63.60	6.01	$22

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. No options were exercised during the three or six months ended June 30, 2025 or 2024.
The fair value of each option award granted is estimated on the date of grant using the Black-Scholes option pricing model and assumptions input into the model. The following table presents, on a weighted average basis, the assumptions used in the model to determine the grant-date fair value of stock options granted:

	Three Months Ended June 30, 2024	Six Months Ended June 30, 2024
Risk-free interest rate	4.43%	4.19%
Expected dividend yield	0%	0%
Expected option term (in years)	5.58	6.01
Expected stock price volatility	94.04%	91.32%
No stock options were granted during the three or six months ended June 30, 2025. The weighted-average grant date fair value of the stock options granted during the six months ended June 30, 2024 was $13.20 per share.

10. STOCK-BASED COMPENSATION
The Company has outstanding awards under its 2016 Stock Incentive Plan, as amended (the “2016 Plan”), but is no longer granting awards under this plan. The Company’s 2021 Stock Incentive Plan (the “2021 Plan” and, together with the 2016 Plan, the “Plans”) allows the Company to make equity-based and cash-based incentive awards to officers, employees, directors and consultants. The number of shares initially reserved under the 2021 Plan was 259,959 shares of the Company’s common stock. Additionally, shares of the Company’s common stock subject to outstanding awards under the 2016 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right will be added back to the shares of common stock available for issuance under the 2021 Plan. The 2021 Plan contains an “evergreen” provision, which allows for an annual increase in the number of shares of common stock available for issuance under the 2021 Plan on the first day of each fiscal year during the period beginning in fiscal year 2022. The annual increase in the number of shares shall be equal to 4% of the number of shares of common stock outstanding on the immediately preceding December 31; or such lesser number of shares as determined by the Administrator as provided in the 2021 Plan. On January 1, 2024, the number of shares of common stock available for issuance under the 2021 Plan increased by 160,860 shares as a result of the automatic increase provision of the 2021 Plan. As of December 31, 2024, 396,148 shares of common stock remain available for future issuance under the 2021 Plan.
The vesting periods for equity awards, which generally are four years, are determined by the Company’s board of directors. The contractual term for stock option awards is ten years.
The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$1,655	$3,937
General and administrative	3,377	3,695
Restructuring and other charges	263	—

Total	$5,295	$7,632

As of December 31, 2024, the total unrecognized stock-based compensation balance for outstanding awards was $3.9 million, which is expected to be recognized over a weighted average period of 2.2 years.

The following table summarizes stock option activity for the year ended December 31, 2024:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding as of December 31, 2023	590,688	$76.20	6.92	$94
Granted	198,098	17.73
Exercised	—	—
Cancelled or forfeited	(148,948)	66.81

Outstanding as of December 31, 2024	639,837	$60.24	6.25	$426

Vested or expected to vest as of December 31, 2024	639,837	$60.24	6.25	$426

Options exercisable as of December 31, 2024	404,258	$77.14	4.78	$77

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. No options were exercised during the year ended December 31, 2024. The aggregate intrinsic value of options exercised during the year ended December 31, 2023 was $0.1 million.
The weighted-average grant date fair value of the stock options granted during the years ended December 31, 2024 and 2023 was $13.56 per share and $28.08 per share, respectively. The fair value of each option award granted is estimated on the date of grant using the Black-Scholes option pricing model and assumptions input into the model. The following table presents, on a weighted average basis, the assumptions used in the model to determine the grant-date fair value of stock options granted:

	Year Ended December 31,
	2024	2023
Risk-free interest rate	4.18%	4.00%
Expected dividend yield	0%	0%
Expected option term (in years)	5.88	6.04
Expected stock price volatility	91.99%	87.00%
Employee Stock Purchase Plan
On March 20, 2021, the Company’s stockholders approved the 2021 Employee Stock Purchase Plan (the “ESPP”), which became effective on March 30, 2021. The ESPP initially provides participating employees with the opportunity to purchase up to an aggregate of 28,884 shares of the Company’s common stock. An annual increase in the number of shares of common stock reserved and available for issuance under the ESPP shall be equal to 1% of the number of shares of common stock outstanding on the immediately preceding December 31; and such lesser number of shares as determined by the Administrator as provided in the ESPP. As of December 31, 2024, no shares have been purchased by employees under the ESPP.